Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
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Schedule of Components of Other Financial Liabilities
The components of other financial liabilities are as follows:

	Yen in millions
	March 31,
	2020	2021
Financial liabilities measured at amortized cost
Guarantee deposits (see Note 24)	2,590	2,635
Lease liabilities	5,024	4,050
Liabilities associated with deferred fixed payments for separately acquired intangible assets	3,189	2,528

Total	10,803	9,213

Other financial liabilities (current)	5,003	6,443
Other financial liabilities (non-current)	5,800	2,770